Undiscovered Managers Behavioral Value Fund Expense Example - A C I Shares [Member] - Undiscovered Managers Behavioral Value Fund	Jun. 30, 2026 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 645
Expense Example, with Redemption, 3 Years	920
Expense Example, with Redemption, 5 Years	1,216
Expense Example, with Redemption, 10 Years	2,055
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	277
Expense Example, with Redemption, 3 Years	571
Expense Example, with Redemption, 5 Years	990
Expense Example, with Redemption, 10 Years	2,030
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	101
Expense Example, with Redemption, 3 Years	337
Expense Example, with Redemption, 5 Years	591
Expense Example, with Redemption, 10 Years	$ 1,320